Other disclosures - Risk Management and Principal Risks - Management VaR (95%, one day) (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 19	£ 31
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	36	57
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	17
Credit risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14	20
Credit risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	30	38
Credit risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	10
Interest rate risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	10
Interest rate risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14	17
Interest rate risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	6
Equity risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	13
Equity risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29	35
Equity risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	6
Basis risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	9
Basis risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10	14
Basis risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	7
Spread risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	5
Spread risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	9
Spread risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	3
Foreign exchange risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	4
Foreign exchange risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16	7
Foreign exchange risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	2
Commodity risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	1
Commodity risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1
Commodity risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Inflation risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	2
Inflation risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	3
Inflation risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	1
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (27)	£ (33)